Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating revenues:
Loss of hire insurance recoveries		$ 2,840,000	$ 758,000	$ 11,450,000
Other income		1,943,000	341,000	373,000
Total revenues		290,716,000	268,585,000	281,129,000
Operating expenses:
Vessel operating expenses		93,351,000	86,032,000	72,114,000
Voyage expenses and commission		5,536,000	2,814,000
Depreciation		110,902,000	107,419,000	99,559,000
Impairment		49,649,000		29,421,000
General and administrative expenses		6,142,000	6,098,000	6,461,000
Total operating expenses		265,580,000	202,363,000	207,555,000
Operating income (loss)		25,136,000	66,222,000	73,574,000
Finance income (expense):
Interest income		3,468,000	822,000	2,000
Interest expense		(72,070,000)	(42,604,000)	(28,065,000)
Other finance expense		(589,000)	(628,000)	(1,011,000)
Realized and unrealized gain (loss) on derivative instruments		5,369,000	35,510,000	9,960,000
Net gain (loss) on foreign currency transactions		(237,000)	220,000	(96,000)
Total finance expense		(64,059,000)	(6,680,000)	(19,210,000)
Income (loss) before income taxes		(38,923,000)	59,542,000	54,364,000
Income tax benefit (expense)		4,595,000	(875,000)	(488,000)
Net income (loss)	[1]	(34,328,000)	58,667,000	53,876,000
Series A Preferred unitholders' interest in net income (loss)		6,800,000	6,800,000	6,900,000
General Partner's interest in net income (loss)		(760,000)	951,000	862,000
Limited Partners' interest in net income (loss)		$ (40,368,000)	$ 50,916,000	$ 46,114,000
Earnings per unit (Basic):
General Partner unit (diluted) (in dollars per share)		$ (1.19)	$ 1.48	$ 1.38
Earnings per unit (Diluted):
General Partner unit (diluted) (in dollars per share)		(1.19)	1.48	1.38
Common units
Earnings per unit (Basic):
Common unit (basic) (in dollars per share)		(1.19)	1.48	1.38
Earnings per unit (Diluted):
Common unit (diluted) (in dollars per share)		$ (1.19)	1.48	1.38
Class B unit
Earnings per unit (Basic):
Common unit (basic) (in dollars per share)			1.48	2.62
Earnings per unit (Diluted):
Common unit (diluted) (in dollars per share)			$ 1.48	$ 2.62
Time charter and bareboat revenues
Operating revenues:
Revenue from contract with customers		$ 277,084,000	$ 262,797,000	$ 269,306,000
Voyage revenues
Operating revenues:
Revenue from contract with customers		$ 8,849,000	$ 4,689,000

[1]	Included in net income is interest paid amounting to $69.3 million, $37.3 million and $25.1 million for the years ended December 31, 2023, 2022 and 2021, respectively.